MEZZANINE EQUITY AND WARRANT LIABILITIES (Details)	Dec. 31, 2021 $ / shares
Risk-free rate | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.41
Risk-free rate | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.24
Risk-free rate | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.46
Volatility | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	45.82
Volatility | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	50.55
Volatility | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	46.99
Expected dividend rate | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.00
Expected dividend rate | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.00
Expected dividend rate | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	0.00
Spot price of underling ordinary share | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.14
Spot price of underling ordinary share | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.14
Spot price of underling ordinary share | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	1.14
Exercise price | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3.00
Exercise price | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3.00
Exercise price | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3.00
Fair value of warrant | Series A Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	335
Fair value of warrant | Series B Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	3
Fair value of warrant | Series C Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	2